Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 8.1%
45,009		ASX Ltd.	$ 2,436,315	0.6
770,028		Aurizon Holdings Ltd.	2,288,305	0.5
588,225		AusNet Services	822,189	0.2
253,602		Australia & New Zealand Banking Group Ltd.	5,444,951	1.3
58,840		BHP Group Ltd.	2,041,124	0.5
284,244		Brambles Ltd.	2,292,900	0.6
54,991		Coca-Cola Amatil Ltd.	562,347	0.1
41,308		Commonwealth Bank of Australia	2,710,413	0.6
202,344		Fortescue Metals Group Ltd.	3,083,842	0.7
164,957		Goodman Group	2,277,781	0.5
20,741		Magellan Financial Group Ltd.	715,890	0.2
694,776		Medibank Pvt Ltd.	1,480,911	0.4
68,474		Rio Tinto Ltd.	5,787,220	1.4
55,877		Wesfarmers Ltd.	2,243,942	0.5
			34,188,130	8.1

		Austria: 0.6%
53,853	(1)	OMV AG	2,729,132	0.6

		Belgium: 0.4%
17,673	(1)	UCB S.A.	1,680,071	0.4

		China: 0.8%
966,500		BOC Hong Kong Holdings Ltd.	3,381,200	0.8

		Denmark: 1.8%
384		AP Moller - Maersk A/S - Class B	891,463	0.2
10,892		Carlsberg A/S	1,670,393	0.4
12,881		DSV PANALPINA A/S	2,526,526	0.6
36,256		Novozymes A/S	2,319,902	0.5
4,044	(1)	Pandora A/S	432,504	0.1
			7,840,788	1.8

		Finland: 2.2%
38,827		Elisa OYJ	2,328,997	0.6
36,557		Kone Oyj	2,988,040	0.7
31,265		Orion Oyj	1,252,690	0.3
72,893	(2)	UPM-Kymmene OYJ	2,619,622	0.6
			9,189,349	2.2

		France: 8.3%
8,061		Air Liquide SA	1,316,172	0.3
47,327	(1)	BNP Paribas	2,883,612	0.7
58,364		Bouygues SA	2,337,759	0.6
27,758	(1)	Bureau Veritas SA	789,903	0.2
23,253	(1)	Cie de Saint-Gobain	1,373,131	0.3
19,908		Cie Generale des Etablissements Michelin SCA	2,981,637	0.7
180,765	(1)	Credit Agricole SA	2,617,886	0.6
10,550		Dassault Systemes SE	2,254,953	0.5
163,137	(1)	Engie SA	2,317,423	0.5
20,886		Legrand S.A.	1,940,486	0.5
249,801		Orange SA	3,074,052	0.7
52,665		Sanofi	5,207,752	1.2
13,077		Schneider Electric SE	1,992,094	0.5
55,400	(1)	SCOR SE	1,887,096	0.4
25,451	(1)	Total SE	1,186,524	0.3
34,418		Vivendi SE	1,129,728	0.3
			35,290,208	8.3

		Germany: 8.2%
33,106		Bayerische Motoren Werke AG	3,435,640	0.8
37,356		Daimler AG	3,334,026	0.8
12,687		Deutsche Boerse AG	2,108,193	0.5
91,421		Deutsche Post AG	5,015,453	1.2
277,545		Deutsche Telekom AG	5,593,505	1.3
17,121		GEA Group AG	702,233	0.2
14,725		LEG Immobilien SE	1,936,886	0.5
6,732		Muenchener Rueckversicherungs-Gesellschaft AG	2,073,256	0.5
41,067		RWE AG	1,611,548	0.4
5,286	(3)	Scout24 AG	401,016	0.1
14,752		Siemens AG	2,423,933	0.6
18,778		Symrise AG	2,278,371	0.5
368,173		Telefonica Deutschland Holding AG	1,080,031	0.2
39,941		Vonovia SE	2,610,125	0.6
			34,604,216	8.2

		Hong Kong: 3.4%
160,500		CK Hutchison Holdings Ltd.	1,282,285	0.3
221,500		CK Infrastructure Holdings Ltd.	1,320,497	0.3
311,000		CLP Holdings Ltd.	3,028,112	0.7
437,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	434,698	0.1
881,000		HKT Trust & HKT Ltd. - Stapled Security	1,257,505	0.3
35,300		Hong Kong Exchanges and Clearing Ltd.	2,094,204	0.5
256,600		Hongkong Land Holdings Ltd. - HKHGF	1,262,008	0.3
1,502,000		PCCW Ltd.	848,227	0.2
291,000		Power Assets Holdings Ltd.	1,722,425	0.4
77,500		Sun Hung Kai Properties Ltd.	1,173,493	0.3
			14,423,454	3.4

		Ireland: 0.6%
34,701		CRH PLC	1,623,899	0.4
16,939		Smurfit Kappa PLC	794,790	0.2
			2,418,689	0.6

		Israel: 0.9%
347,589		Bank Leumi Le-Israel BM	2,289,590	0.6
205,841		Israel Discount Bank Ltd.	855,758	0.2
20,966		Mizrahi Tefahot Bank Ltd.	546,704	0.1
			3,692,052	0.9

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 5.3%
174,235	(1)	Assicurazioni Generali S.p.A.	$ 3,481,075	0.8
155,321		Enel S.p.A.	1,545,039	0.4
218,501		ENI S.p.A.	2,692,425	0.6
1,627,805	(1)	Intesa Sanpaolo SpA	4,410,673	1.0
236,859	(3)	Poste Italiane SpA	3,008,020	0.7
28,529		Recordati Industria Chimica e Farmaceutica SpA	1,534,280	0.4
491,883		Snam SpA	2,726,976	0.7
381,937		Terna Rete Elettrica Nazionale SpA	2,884,433	0.7
			22,282,921	5.3

		Japan: 24.8%
24,700	(2)	Aeon Mall Co., Ltd.	430,933	0.1
127,000		Ajinomoto Co., Inc.	2,603,347	0.6
36,200		Amada Co. Ltd.	404,268	0.1
27,400		Calbee, Inc.	698,460	0.2
56,300		Dai Nippon Printing Co., Ltd.	1,180,925	0.3
9,600		Daikin Industries Ltd.	1,940,725	0.5
4,900		Daito Trust Construction Co., Ltd.	569,349	0.1
16,900	(2)	Daiwa House Industry Co., Ltd.	496,000	0.1
14,200		Denso Corp.	946,630	0.2
644,500		ENEOS Holdings, Inc.	2,924,014	0.7
56,300		Honda Motor Co., Ltd.	1,697,193	0.4
16,200		Hoya Corp.	1,906,689	0.5
15,400		Idemitsu Kosan Co., Ltd.	397,552	0.1
104,700	(2)	Itochu Corp.	3,399,192	0.8
221,000	(2)	Japan Post Bank Co. Ltd.	2,125,195	0.5
275,200		Japan Post Holdings Co. Ltd.	2,452,649	0.6
167,900		Japan Tobacco, Inc.	3,225,427	0.8
13,900		KDDI Corp.	428,269	0.1
9,600		Konami Holdings Corp.	573,117	0.1
25,700		Lawson, Inc.	1,261,099	0.3
93,400		Lixil Corp.	2,599,254	0.6
31,100		McDonald's Holdings Co. Japan Ltd.	1,433,513	0.3
30,100		MEIJI Holdings Co., Ltd.	1,935,605	0.5
203,600		Mitsubishi Chemical Holdings Corp.	1,529,159	0.4
112,600		Mitsubishi Corp.	3,192,104	0.8
1,061,800	(2)	Mitsubishi UFJ Financial Group, Inc.	5,677,754	1.3
53,600		MS&AD Insurance Group Holdings, Inc.	1,576,697	0.4
40,200		NEC Corp.	2,373,630	0.6
3,600		Nintendo Co., Ltd.	2,029,088	0.5
7,100		Nippon Shinyaku Co., Ltd.	528,605	0.1
88,100		Nippon Telegraph & Telephone Corp.	2,273,149	0.5
11,800		Nitori Co., Ltd.	2,285,711	0.5
4,700		Nitto Denko Corp.	402,887	0.1
59,900		Nomura Real Estate Holdings, Inc.	1,447,898	0.3
135,300		Osaka Gas Co., Ltd.	2,640,342	0.6
53,000		Pan Pacific International Holdings Corp.	1,251,034	0.3
35,900		Santen Pharmaceutical Co., Ltd.	495,105	0.1
30,700		Secom Co., Ltd.	2,588,062	0.6
102,900	(2)	Seiko Epson Corp.	1,679,850	0.4
128,400		Sekisui House Ltd.	2,761,902	0.7
2,800		SMC Corp.	1,630,665	0.4
236,200		SoftBank Corp.	3,072,860	0.7
20,600		Sohgo Security Services Co., Ltd.	974,806	0.2
183,700		Sumitomo Corp.	2,629,051	0.6
107,600		Sumitomo Electric Industries Ltd.	1,617,959	0.4
131,100		Sumitomo Mitsui Financial Group, Inc.	4,752,021	1.1
86,900		Sumitomo Mitsui Trust Holdings, Inc.	3,031,899	0.7
31,900		Sundrug Co., Ltd.	1,168,706	0.3
100,200		T&D Holdings, Inc.	1,289,336	0.3
76,100		Teijin Ltd.	1,312,987	0.3
133,500		Tohoku Electric Power Co., Inc.	1,262,339	0.3
8,000		Tokio Marine Holdings, Inc.	380,729	0.1
56,900		Tokyo Gas Co., Ltd.	1,267,660	0.3
21,600		Toyo Suisan Kaisha Ltd.	906,532	0.2
11,200		Toyota Industries Corp.	1,000,826	0.2
42,000		Trend Micro, Inc.	2,108,321	0.5
15,400		Tsuruha Holdings, Inc.	1,987,182	0.5
57,000		Welcia Holdings Co. Ltd.	1,955,660	0.5
98,100	(1)	Yamada Holdings Co. Ltd.	530,154	0.1
66,300		Yamato Holdings Co., Ltd.	1,820,682	0.4
			105,062,757	24.8

		Netherlands: 3.6%
2,450		ASM International NV	710,364	0.2
76,834		Koninklijke Ahold Delhaize NV	2,143,127	0.5
12,755	(1)	Koninklijke DSM NV	2,156,346	0.5
208,669		Koninklijke KPN NV	707,818	0.2
18,341	(1)	Koninklijke Philips NV	1,045,906	0.2
10,761		Koninklijke Vopak NV	535,442	0.1
56,512		NN Group NV	2,756,746	0.6
39,901	(2)	Randstad NV	2,800,858	0.7
28,022		Wolters Kluwer NV	2,433,856	0.6
			15,290,463	3.6

		New Zealand: 0.4%
21,575		Fisher & Paykel Healthcare Corp. Ltd.	484,415	0.1
372,545		Spark New Zealand Ltd.	1,166,871	0.3
			1,651,286	0.4

		Norway: 0.7%
18,433		Gjensidige Forsikring ASA	432,296	0.1
141,443		Orkla ASA	1,387,136	0.3
19,995		Yara International ASA	1,041,630	0.3
			2,861,062	0.7

		Portugal: 0.2%
61,534	(1)	Galp Energia SGPS SA	713,320	0.2

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 0.9%
341,400		Mapletree Logistics Trust	$ 490,901	0.1
283,200		Singapore Exchange Ltd.	2,100,417	0.5
615,000		Singapore Telecommunications Ltd.	1,117,491	0.3
			3,708,809	0.9

		Spain: 2.1%
70,538	(1)	Enagas	1,535,679	0.4
104,825		Endesa S.A.	2,778,119	0.6
96,967		Red Electrica Corp. SA	1,720,000	0.4
245,182		Repsol SA	3,043,202	0.7
			9,077,000	2.1

		Sweden: 1.7%
18,779		Epiroc AB - A Shares	425,423	0.1
50,737	(2)	Essity AB	1,603,551	0.4
15,906		Lundin Energy AB	500,278	0.1
111,976	(2)	Skandinaviska Enskilda Banken AB	1,365,939	0.3
18,366		Swedish Match AB	1,432,753	0.4
73,718		Tele2 AB	994,452	0.2
161,200		Telia Co. AB	698,926	0.2
			7,021,322	1.7

		Switzerland: 5.3%
2,188	(1)	EMS-Chemie Holding AG	1,954,576	0.5
56,038		LafargeHolcim Ltd.-CHF	3,295,313	0.8
18,848		Nestle SA	2,101,107	0.5
44,944		Novartis AG	3,841,845	0.9
6,221		Roche Holding AG	2,015,252	0.5
8,061		Schindler Holding AG - Part Cert	2,368,396	0.5
3,194		Swiss Life Holding AG	1,569,649	0.4
12,113		Zurich Insurance Group AG	5,155,918	1.2
			22,302,056	5.3

		United Kingdom: 17.4%
148,292		3i Group PLC	2,356,742	0.6
47,426		Admiral Group Plc	2,027,040	0.5
16,443		Anglo American PLC	644,040	0.1
674,882		Aviva PLC	3,804,121	0.9
303,814		BAE Systems PLC	2,115,793	0.5
1,882,782		Barclays PLC	4,821,679	1.1
1,026,542		BP PLC	4,169,790	1.0
96,898		British American Tobacco PLC	3,683,157	0.9
29,907		Croda International PLC	2,616,765	0.6
337,945		Direct Line Insurance Group PLC	1,458,844	0.3
49,065		Evraz PLC	390,746	0.1
7,778		Ferguson PLC	929,126	0.2
282,637		GlaxoSmithKline PLC	5,003,497	1.2
18,997		Hargreaves Lansdown PLC	403,643	0.1
64,458		Hikma Pharmaceuticals PLC	2,022,045	0.5
162,637		Imperial Brands PLC	3,334,225	0.8
669,403		J Sainsbury Plc	2,238,487	0.5
18,101		London Stock Exchange Group PLC	1,730,457	0.4
643,841		M&G PLC	1,839,893	0.4
1,095,334		Natwest Group PLC	2,963,803	0.7
71,799		Persimmon PLC	2,908,280	0.7
149,961		Phoenix Group Holdings PLC	1,516,123	0.4
38,493		Reckitt Benckiser Group PLC	3,445,539	0.8
299,426		Sage Group PLC/The	2,529,623	0.6
231,369		Segro PLC	2,990,024	0.7
469,486		Standard Chartered PLC	3,232,683	0.8
77,257		Unilever PLC	4,310,729	1.0
36,683		United Utilities Group PLC	468,752	0.1
2,015,847		Vodafone Group PLC	3,676,069	0.9
			73,631,715	17.4

		Total Common Stock
		(Cost $358,139,459)	413,040,000	97.7

EXCHANGE-TRADED FUNDS: 1.3%
105,070		iShares MSCI EAFE Value Index ETF	5,355,418	1.3

		Total Exchange-Traded Funds
		(Cost $5,372,166)	5,355,418	1.3

PREFERRED STOCK: 0.1%
		Germany: 0.1%
5,184		Henkel AG & Co. KGaA	582,859	0.1

		Total Preferred Stock
		(Cost $407,577)	582,859	0.1

RIGHTS: –%
		Italy: –%
501,276	(1),(4)	Snam SpA	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $363,919,202)	418,978,277	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Repurchase Agreements: 4.6%
1,230,116	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,230,117, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,254,718, due 06/01/21-04/01/51)	$ 1,230,116	0.3

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,593,800	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $4,593,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,685,676, due 04/15/21-02/20/71)	$ 4,593,800	1.1
1,142,752	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,142,754, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,165,610, due 04/13/21-02/15/48)	1,142,752	0.3
4,200,719	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $4,200,720, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $4,284,734, due 05/15/23-09/15/57)	4,200,719	1.0
1,387,888	(5)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,387,890, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,415,646, due 07/01/22-03/01/51)	1,387,888	0.3
1,584,067	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,584,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,615,750, due 06/01/21-02/20/71)	1,584,067	0.4
1,307,244	(5)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,307,246, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,337,251, due 01/31/22-02/15/41)	1,307,244	0.3
3,760,460	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $3,760,469, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,835,682, due 07/15/23-02/15/48)	3,760,460	0.9

	Total Repurchase Agreements
	(Cost $19,207,046)		19,207,046	4.6

Shares			Value	Percentage of Net Assets
		Mutual Funds(5): 0.1%
530,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%
		(Cost $530,000)	$ 530,000	0.1

	Total Short-Term Investments
	(Cost $19,737,046)		19,737,046	4.7

	Total Investments in Securities (Cost $383,656,248)		$ 438,715,323	103.8
	Liabilities in Excess of Other Assets		(15,885,091)	(3.8)
	Net Assets		$ 422,830,232	100.0

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Financials	24 .9%
Industrials	14 .7
Consumer Staples	10 .4
Materials	8 .8
Communication Services	7 .7
Utilities	7 .1
Consumer Discretionary	6 .8
Health Care	6 .4
Energy	4 .5
Real Estate	3 .7
Information Technology	2 .8
Exchange-Traded Funds	1 .3
Short-Term Investments	4 .7
Liabilities in Excess of Other Assets	(3 .8)
Net Assets	100 .0%

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$34,188,130	$–	$34,188,130
Austria	–	2,729,132	–	2,729,132
Belgium	–	1,680,071	–	1,680,071
China	–	3,381,200	–	3,381,200
Denmark	–	7,840,788	–	7,840,788
Finland	–	9,189,349	–	9,189,349
France	–	35,290,208	–	35,290,208
Germany	–	34,604,216	–	34,604,216
Hong Kong	–	14,423,454	–	14,423,454
Ireland	–	2,418,689	–	2,418,689
Israel	–	3,692,052	–	3,692,052
Italy	–	22,282,921	–	22,282,921
Japan	–	105,062,757	–	105,062,757
Netherlands	–	15,290,463	–	15,290,463
New Zealand	–	1,651,286	–	1,651,286
Norway	–	2,861,062	–	2,861,062
Portugal	–	713,320	–	713,320
Singapore	–	3,708,809	–	3,708,809
Spain	–	9,077,000	–	9,077,000
Sweden	–	7,021,322	–	7,021,322
Switzerland	–	22,302,056	–	22,302,056
United Kingdom	4,310,729	69,320,986	–	73,631,715
Total Common Stock	4,310,729	408,729,271	–	413,040,000
Exchange-Traded Funds	5,355,418	–	–	5,355,418
Preferred Stock	–	582,859	–	582,859
Rights	–	–	–	–
Short-Term Investments	530,000	19,207,046	–	19,737,046
Total Investments, at fair value	$10,196,147	$428,519,176	$–	$438,715,323
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,041)	$–	$(1,041)
Total Liabilities	$–	$(1,041)	$–	$(1,041)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 38,154	AUD 50,111	The Bank of New York Mellon	04/06/21	$(189)
USD 60,227	AUD 79,101	The Bank of New York Mellon	04/06/21	(298)
USD 21,940	AUD 28,815	The Bank of New York Mellon	04/06/21	(108)
USD 145	EUR 124	The Bank of New York Mellon	04/06/21	(1)
USD 16,587	EUR 14,135	The Bank of New York Mellon	04/06/21	(110)
USD 128	SEK 1,120	The Bank of New York Mellon	04/06/21	–
USD 26,450	GBP 19,187	The Bank of New York Mellon	04/06/21	(232)
USD 33,191	SEK 289,744	The Bank of New York Mellon	04/06/21	(103)
				$(1,041)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
SEK	-	Swedish Krona
USD	-	United States Dollar

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $385,908,558.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 59,681,942
Gross Unrealized Depreciation	(6,664,544)
Net Unrealized Appreciation	$ 53,017,398